Pensions and other postretirement benefits (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at end of year	15,811		14,719
Absolute Return Investment Redemption Notice Period Range Minimum	5
Absolute Return Investment Redemption Notice Period Range Maximum	90
Absolute return investments maximum frequency of redemption dates not to be categorized as Level 3 (in months)	4
Risk Based Allocation Investment Redemption Notice Period Range Minimum	5
Risk Based Allocation Investment Redemption Notice Period Range Maximum	60
Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	1,744		1,893
Actual return relating to assets still held at the reporting date	147		217
Purchases, sales and settlements	(63)		(168)
Transfers in and/or out of Level 3	0		(198)
Fair value of plan assets at end of year	1,828		1,744
Fair Value Level 3 [Member] | Equity [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	22	[1]	24	[1]
Actual return relating to assets still held at the reporting date	2	[1]	2	[1]
Purchases, sales and settlements	(2)	[1]	(4)	[1]
Transfers in and/or out of Level 3	0	[1]	0	[1]
Fair value of plan assets at end of year	22	[1]	22	[1]
Fair Value Level 3 [Member] | Real estate [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	214	[2]	318	[2]
Actual return relating to assets still held at the reporting date	68	[2]	58	[2]
Purchases, sales and settlements	(3)	[2]	(162)	[2]
Transfers in and/or out of Level 3	0	[2]	0	[2]
Fair value of plan assets at end of year	279	[2]	214	[2]
Fair Value Level 3 [Member] | Oil And Gas [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	889	[3]	852	[3]
Actual return relating to assets still held at the reporting date	90	[3]	90	[3]
Purchases, sales and settlements	(39)	[3]	(53)	[3]
Transfers in and/or out of Level 3	0	[3]	0	[3]
Fair value of plan assets at end of year	940	[3]	889	[3]
Fair Value Level 3 [Member] | Infrastructure [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	619	[4]	493	[4]
Actual return relating to assets still held at the reporting date	(13)	[4]	74	[4]
Purchases, sales and settlements	(29)	[4]	52	[4]
Transfers in and/or out of Level 3	0	[4]	0	[4]
Fair value of plan assets at end of year	577	[4]	619	[4]
Fair Value Level 3 [Member] | Absolute Return [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	0	[5]	206	[5]
Actual return relating to assets still held at the reporting date	0	[5]	(7)	[5]
Purchases, sales and settlements	10	[5]	(1)	[5]
Transfers in and/or out of Level 3	0	[5]	(198)	[5]
Fair value of plan assets at end of year	10	[5]	0	[5]
Fair Value Level 3 [Member] | Infastructure Hedged [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	621	[6]	496	[6]
Actual return relating to assets still held at the reporting date	5	[6]	63	[6]
Purchases, sales and settlements	(50)	[6]	62	[6]
Transfers in and/or out of Level 3	0	[6]	0	[6]
Fair value of plan assets at end of year	576	[6]	621	[6]
Fair Value Level 3 [Member] | Absolute Return Hedged [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	0	[6]	207	[6]
Actual return relating to assets still held at the reporting date	0	[6]	(8)	[6]
Purchases, sales and settlements	10	[6]	(1)	[6]
Transfers in and/or out of Level 3	0	[6]	(198)	[6]
Fair value of plan assets at end of year	10	[6]	0	[6]

[1]	The fair value of equity investments of $22 million ($22 million in 2011) categorized as Level 3 represent units in private equity funds which are valued by their administrators.
[2]	The fair value of real estate investments of $279 million ($214 million in 2011) includes land and buildings classified as Level 3. Land is valued based on the fair value of comparable assets, and buildings are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of land and buildings are performed triennially.
[3]	The fair value of oil and gas investments of $940 million ($889 million in 2011) classified as Level 3 is valued based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. The future net cash flows are based on forecasted oil and gas prices and projected future annual production and costs.
[4]	Infrastructure funds consist of $8 million ($9 million in 2011) of trust units that are publicly traded and classified as Level 1, $94 million ($79 million in 2011) of bank loans and bonds issued by infrastructure companies classified as Level 2 and $577 million ($619 million in 2011) of infrastructure funds that are classified as Level 3 and are valued based on discounted cash flows or earnings multiples. Infrastructure funds cannot be redeemed; distributions will be received from the funds as the underlying investments are liquidated. Infrastructure funds denominated in foreign currencies are fully hedged back to the Canadian dollar, the effects of which are reflected in the values presented in the additional information table presented above.
[5]	Absolute return investments are valued using the net asset value as reported by the fund administrators. All hedge fund investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. Hedge fund investments that have redemption dates less frequent than every four months or that have restrictions on contractual redemption features at the reporting date are classified as Level 3.
[6]	This additional information demonstrates the fair value of the infrastructure funds and absolute return investments after considering the effects of foreign currency hedges.